Condensed Interim Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss from operations	$ (2,273,700)	$ (73,178)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	4,250	2,415
Financial income	(96,917)
Share-based compensation	33,353
Change in fair value of Warrants	60,454	593
Changes in operating assets and liabilities:
Increase in accrued severance pay	156,559	30,350
Increase in trade receivables	(62,494)	(939,374)
Decrease (increase) in other receivables	(576,823)	37
Increase in inventories	(141,701)	(38,327)
Increase in trade payables	29,410	159,610
Increase (decrease) in other current liabilities	(82,169)	100,158
Net cash used in operating activities	(2,949,778)	(757,716)
Cash flows from investing activities:
Investment in short-term deposits	(11,000,000)
Investment in severance funds	(22,183)	(5,807)
Purchase of property, plant and equipment	(64,735)	(7,567)
Net cash used in investing activities	(11,086,918)	(13,374)
Cash flows from financing activities:
Repayment of short-term bank credit	(410,324)	(166,780)
loan received from controlling shareholders		3,298
Issuance of shares and warrants	17,824,992	1,500,000
Issuance costs paid	(2,101,875)	(179,913)
Deferred issuance costs		(201,144)
Repayment of long-term bank loans	(744,769)	(87,749)
Repayment of loan from related party	(200,000)
Net cash provided by financing activities	14,368,024	867,712
Increase in cash, cash equivalents and restricted cash	331,328	96,622
Cash, cash equivalents and restricted cash at the beginning of the year	49,126	54,371
Cash, cash equivalents and restricted deposits at the end of the period	380,454	150,993
Cash paid during the period for:
Interest paid	10,969	25,865
Supplemental disclosures of non-cash flow information
Reclassification of warrants to purchase ordinary shares from liability to equity	412,299
Cash and cash equivalents	346,866	81,430
Restricted deposits	33,588	69,563
Total	$ 380,454	$ 150,993